Note 7 - Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Deposit Accounts [Table Text Block]
(Dollars in thousands)	December 31,
	2014	2013
Noninterest bearing deposits	$48,700	$41,295
Interest bearing
NOW	62,210	63,205
Money market	70,166	47,172
Savings	29,315	27,626
Time, less than $250,000	114,410	119,981
Time, $250,000 and over	6,233	16,549
Total deposits	$331,034	$315,828

Schedule of Maturities of Time Deposits [Table Text Block]
(Dollars in thousands)
2015	$105,760
2016	14,575
2017	10
2018	258
2019	40
$120,643